Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund
Investment Objective
The Fund's investment objective is to provide current income exempt from regular federal income tax.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund		Class A	Class C	Class I
Management Fees		0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.53%	1.53%	1.53%
Total Annual Fund Operating Expenses		2.10%	2.85%	1.85%
Expense Reimbursement	[1]	(1.45%)	(1.45%)	(1.45%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.65%	1.40%	0.40%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through May 31, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	538	968	1,423	2,681
Class C	243	746	1,375	3,071
Class I	41	440	865	2,050

Expense Example, No Redemption - Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	538	968	1,423	2,681
Class C	143	746	1,375	3,071
Class I	41	440	865	2,050

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from May 4, 2015 (commencement of operations) through January 31, 2016, the Fund's portfolio turnover was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations with final maturities of between one and ten years, the interest on which is exempt from regular federal income tax (the “80% Policy”).  For the purposes of the Fund's 80% Policy, final maturity is defined as (i) the stated final maturity of a callable bond; (ii) the pre-refunded date of an existing pre-refunded bond; (iii) the earliest put date of a put bond; or (iv) the monthly re-set date of a municipal floating-rate bond or obligation.  For municipal obligations held by the Fund that become pre-refunded after the Fund purchases such obligation, the final maturity of such obligation remains the stated maturity.  All municipal obligations maturing within a calendar year will be defined as having the same final maturity.  At least 90% of the Fund's net assets normally is invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. (“Moody's”), or BBB or higher by either Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”).  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.    With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.

The Fund invests primarily in general obligation or revenue bonds.  In pursuing its investment objective, the Fund will seek to weight investment in obligations such that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the one-to-ten year maturity range (the “weighted investment strategy”).  The Fund does not have a specific target for its average portfolio duration.  When a municipal obligation has a final maturity of less than one year, the Fund intends to sell that security or let it mature and reinvest the proceeds in obligations with longer maturities.   With respect to the Fund's weighted investment strategy, the Fund intends to invest at least 5% of its net assets in securities with a final maturity of 10 years within 90 days of the beginning of the calendar year.  The Fund's portfolio is “laddered” by investing in municipal obligations with different final maturities so that some obligations age out of the one-to-ten year maturity range during each year.

The investment adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers may also trade securities to generally seek to minimize capital gains to shareholders.

Principal Risks

Municipal Obligation Risk.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner's ability to sell its municipal obligations at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed - income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate , fixed - income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer maturities are more sensitive to changes in interest rates than shorter maturity securities. In a rising interest rate environment, the maturity of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a municipal obligation also may decline because of real or perceived concerns about the issuer's ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer's financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured municipal obligation , the municipal obligation's rating will be deemed to be the higher of the rating assigned to the municipal obligation's issuer or the insurer.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or the non-compliant conduct of a bond issuer.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.